Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK 60/40 TARGET ALLOCATION FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock 60/40 Target Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock 60/40 Target Allocation Fund (“60/40 Fund”or the “Fund”) is to seek long term capital appreciation. Current income is also a consideration.